Statements of Cash Flows (USD $)	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (144,609)	$ (10,820)	$ (16,499)	$ (179,858)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for services				117,800
Depreciation	11
Amortization of discount on convertible note	2,877
Change in fair market value of derivative liabilities	(7,265)
Stock based compensation	67,950
Change in operating assets and liabilities:
Increase in prepaid expenses	(1,500)			(5,000)
Increase in accounts receivable	(12)			(1,142)
Increase in accounts payable and accrued expenses	3,659
Net cash used in operating activities	(78,889)	(10,820)	(16,499)	(68,200)
Cash flows from investing activities:
Purchase of computer equipment	(1,188)
Net cash used in investing activities	(1,188)
Cash flows from financing activities:
Advances from parent			13,350	56,584
Proceeds from sale of common stock	155,000	7,000		15,500
Issuance of notes payable related party			10,100	5,050
Proceeds from convertible note	50,000
Advances (repayments to) from shareholder	(1,748)	7,749
Repayments on notes payable, related party		(2,204)	(6,800)	(8,350)
Net cash provided by financing activities	203,252	12,545	16,650	68,784
Net increase in cash and cash equivalents	123,175	1,725	151	584
Cash and cash equivalents, beginning	735	151		151
Cash and cash equivalents, ending	123,910	1,876	151	735
Cash paid for interest
Cash paid for income taxes
Issuance of common stock for prepaid consulting fees	50,000
Patent costs included in accounts payable	$ 32,500